Liabilities	12 Months Ended
Dec. 31, 2025
Liabilities [Abstract]
Liabilities [Text Block]

9. Liabilities

(a) Flow Through Premium Liability

On March 28, 2024, the Company closed a private placement for 15.7 million flow through common shares at CAD$0.2625 per share for gross proceeds of CAD$4.1 million. The fair value of the shares on March 28, 2024 was CAD$0.24 per share, resulting in the recognition of a flow through premium liability of CAD$0.0225 per share for a total of CAD$353,000.

On March 4, 2025, the Company closed a private placement for 9,200,000 flow through common shares at a price of CAD$0.35 per share for gross proceeds of CAD$3.2 million. The fair value of the shares on March 4, 2025 was CAD$0.34 per share, resulting in the recognition of a flow through premium liability of CAD$0.01 per share for a total of CAD$92,000.

On August 18, 2025, the Company closed a private placement for 4,651,163 flow through common shares at a price of CAD$0.43 per share for gross proceeds of CAD$2 million. The fair value of the shares on  August 18, 2025 was CAD$0.39 per share, resulting in the recognition of a flow through premium liability of CAD$0.04 per share for a total of CAD$186,047

Balance, December 31, 2023	$-
Add:
Excess of subscription price over fair value of flow through common shares	$261
Foreign currency translation adjustment	(3)
Less:
Income tax recovery	(258)
Balance, December 31, 2024	-

Add:
Excess of subscription price over fair value of flow through common shares	$199
Foreign currency translation adjustment	1
Less:
Income tax recovery	(148)
Balance, December 31, 2025	52

The Company has a remaining obligation to incur $560,000 qualified expenditures as at December 31, 2025 (2024 - NIL).

(b) Deferred Royalty Liability

The 3% NSR for the Fondaway Canyon project (Note 7(b)(i)) has a buyout provision for an original amount of $600,000. The buyout amount is subject to advance royalty payments of $35,000 per year by July 15th of each year until the full gross total of $600,000 has been paid. The remaining balance was $425,000 at the closing of the Membership Agreement in March 2017. The $425,000 was discounted to a fair value of $183,000 in 2017 using a discount rate of 18%. The liability was accreted over time as follows:

Balance, December 31, 2022	131
Add:
Accretion	22
Less:
Advance royalty payment	(35)
Sale of investment (1)	(118)
Balance, December 31, 2023, 2024, and 2025	$-

Current portion	$-
Long term portion	-

(1) Getchell exercised the option to acquire the Fondaway Canyon property on December 29, 2023. As such, the Company derecognized the deferred royalty liability from its books.

(c) Lease Liability

The continuity of the lease liability for the years ended December 30, 2025 and 2024 is as follows:

Balance, December 31, 2023	$215

Add:
Interest	12
Foreign currency translation	(15)
Less:
Payments	(62)

Balance, December 31, 2024	$150

Add:
Interest	9
Foreign currency translation	5
Less:
Payments	(62)

Balance, September 30, 2025	$102

Current portion	62
Long term portion	40
Balance, December 31, 2025	$102